Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 141,672	$ 26,724
Increases recorded to income tax provision	14,564	7,777
Amounts from Merger with PTI	0	107,171
Valuation allowance as of end of year	$ 156,236	$ 141,672